Revenues (Tables)	6 Months Ended
Jun. 30, 2021
Revenue From Contract With Customer [Abstract]
Disaggregation of Revenue
	Six Months ended June 30,
(In thousands)	2020	2021
Revenues from services
—Data connectivity services	24,746	12,072
International data connectivity services	19,282	10,334
Local data connectivity services	5,464	1,738
—PaaS and SaaS services	2,389	5,437
—Others	163	201
	27,298	17,710
Sales of products
—Sales of terminals	18,083	14,451
—Sales of data related products	8,984	2,978
—Others	182	1,795
	27,249	19,224
Total	54,547	36,934

(a)	Disaggregation of revenue

In the following table, revenue is geographically disaggregated according to the locations of the customers.

	Six Months ended June 30,
(In thousands)	2020	2021
Japan	29,502	20,314
North America	12,206	9,502
Mainland China	7,888	2,596
Southeast Asia	1,503	1,712
Hong Kong SAR	1,129	1,441
Europe	1,099	612
Taiwan	584	81
Others	636	676
Total	54,547	36,934